Minority Interest	3 Months Ended
Sep. 30, 2023
Minority Interest [Abstract]
MINORITY INTEREST

NOTE 13. MINORITY INTEREST

The Company acquired 52% of Quality International for $82,000,000, now owning 52% of net assets of Quality International. Net Assets of Quality International was $49,255,718 and $46,079,057 on December 31, 2022, and June 30, 2022, respectively. As of June 30, 2023, and 2022, the minority interest amounted to $24,993,549 and $22,803,924, respectively.

The remaining $56,387,027 of the purchase price is a part of the Company’s Goodwill (see note 8). Furthermore, 48% of Quality International’s earnings have been transferred to Minority Interest.

The acquired business contributed earnings of $8,297,644 in total consisting of $5,606,290 and $3,982,868 to the parent company QIND and the shareholders of Quality international respectively, for the period ended June 30, 2023.